T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

July 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.1%
Common Stocks 0.1%
Vista Energy, ADR (USD) (1)	337	24
Total Argentina (Cost $20)		24
BRAZIL 3.5%
Common Stocks 3.5%
Axia Energia, ADR (USD)	2,775	29
B3 SA - Brasil Bolsa Balcao	6,377	20
Banco BTG Pactual	6,524	73
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (USD)	6,726	37
Embraer, ADR (USD)	493	34
Energisa	1,749	17
Equatorial	3,965	30
Itau Unibanco Holding, ADR (USD)	17,337	147
Localiza Rent a Car	3,157	23
NU Holdings, Class A (USD) (1)	6,676	96
Petroleo Brasileiro - Petrobras, ADR (USD)	8,935	173
Raia Drogasil	9,378	34
Rede D'Or Sao Luiz	2,105	14
Suzano, ADR (USD)	1,725	15
Vale, ADR (USD)	1,857	28
WEG	4,168	39
Total Brazil (Cost $834)		809
CANADA 0.3%
Common Stocks 0.3%
Aris Mining (1)	2,648	35
DPM Metals	986	35
Total Canada (Cost $91)		70
CHILE 0.2%
Common Stocks 0.2%
Banco de Chile, ADR (USD)	821	34
Latam Airlines Group	862,372	23
Total Chile (Cost $55)		57
CHINA 22.6%
Common Stocks 22.6%
3SBio (HKD)	11,000	23
Advanced Micro-Fabrication Equipment China, Class A	1,156	59
Alibaba Group Holding (HKD)	42,500	647
Atour Lifestyle Holdings, ADR (USD)	616	21
Baidu, Class A (HKD) (1)	2,100	29
Bank of China, Class H (HKD)	88,000	62
BeOne Medicines (HKD) (1)	3,500	87
BYD, Class H (HKD)	8,300	99

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
CGN Power, Class H (HKD)	39,000	14
China Construction Bank, Class H (HKD)	298,000	350
China Hongqiao Group (HKD)	13,500	42
China International Capital, Class H (HKD)	27,600	76
China Jushi, Class A	6,700	37
China Life Insurance, Class H (HKD)	16,000	60
China Mengniu Dairy (HKD)	14,000	34
China Merchants Bank, Class H (HKD)	11,500	75
China Pacific Insurance Group, Class H (HKD)	31,400	123
China Petroleum & Chemical, Class H (HKD)	38,000	21
China Resources Beer Holdings (HKD)	13,000	39
China Resources Land (HKD)	12,000	51
China Resources Mixc Lifestyle Services (HKD)	8,200	42
China Shenhua Energy, Class H (HKD)	9,500	53
China Tower, Class H (HKD)	14,500	19
China Yangtze Power, Class A	4,300	19
Contemporary Amperex Technology, Class H (HKD)	600	47
CRRC, Class H (HKD)	66,000	44
CSPC Pharmaceutical Group (HKD)	14,000	15
Geely Automobile Holdings (HKD)	10,000	25
Hongfa Technology, Class A	11,100	58
Hua Hong Semiconductor, Class H (HKD) (1)	5,000	81
Industrial & Commercial Bank of China, Class H (HKD)	124,000	119
Innovent Biologics (HKD) (1)	3,000	33
JD Health International (HKD) (1)	4,200	21
JD.com, Class A (HKD)	1,600	26
Jiangsu Hengrui Pharmaceuticals, Class H (HKD)	3,000	22
Jiangsu Zhongtian Technology, Class A	8,000	34
KE Holdings, Class A (HKD)	7,600	43
Kingboard Laminates Holdings (HKD)	2,000	7
Kunlun Energy (HKD)	18,000	17
Kweichow Moutai, Class A	200	40
Lenovo Group (HKD)	30,000	92
Li Auto, Class A (HKD) (1)	2,600	18
Luckin Coffee, ADR (USD) (1)	644	23
Meituan, Class B (HKD) (1)	5,200	61
Midea Group, Class H (HKD)	1,800	23
Muyuan Foods Group, Class H (HKD)	5,200	22
NAURA Technology Group, Class A	300	30
NetEase (HKD)	5,200	138
New Oriental Education & Technology Group (HKD)	5,400	32
PDD Holdings, ADR (USD) (1)	329	29
PetroChina, Class H (HKD)	54,000	69
PICC Property & Casualty, Class H (HKD)	14,000	29
Ping An Bank, Class A	41,100	71
Sany Heavy Equipment International Holdings (HKD)	85,000	80
SG Micro, Class H (HKD) (1)	1,300	14

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Shanghai United Imaging Healthcare, Class A	1,315	22
Shenzhen Inovance Technology, Class A	4,500	43
Tencent Holdings (HKD)	15,200	929
Trip.com Group (HKD) (1)	1,550	73
Wanhua Chemical Group, Class A	7,100	78
Weichai Power, Class H (HKD)	18,000	75
WuXi AppTec, Class H (HKD)	3,000	62
Wuxi Biologics Cayman (HKD) (1)	6,500	32
WuXi XDC Cayman (HKD) (1)	4,500	30
Xiaomi, Class B (HKD) (1)	30,800	113
Xpeng, Class A (HKD) (1)	2,700	17
Yangtze Optical Fibre & Cable Joint Stock, Class H (HKD)	1,000	12
Yankuang Energy Group, Class H (HKD)	24,000	37
Yantai Jereh Oilfield Services Group, Class A	1,300	26
Yum China Holdings (HKD)	900	43
Yunnan Aluminium, Class A	4,300	17
Zhongji Innolight, Class A	600	80
Zijin Mining Group, Class H (HKD)	30,000	127
Total China (Cost $5,534)		5,261
COLOMBIA 0.2%
Common Stocks 0.2%
Grupo Cibest, ADR (USD)	441	41
Total Colombia (Cost $33)		41
CZECH REPUBLIC 0.1%
Common Stocks 0.1%
CEZ	250	16
Total Czech Republic (Cost $14)		16
EGYPT 0.1%
Common Stocks 0.1%
Commercial International Bank - Egypt (CIB)	7,789	22
Total Egypt (Cost $21)		22
FINLAND 0.1%
Common Stocks 0.1%
Amer Sports (USD) (1)	645	23
Total Finland (Cost $22)		23
GREECE 0.5%
Common Stocks 0.5%
Eurobank	5,088	26
National Bank of Greece	2,872	54
Piraeus Bank (1)	2,308	27
Total Greece (Cost $87)		107

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
HONG KONG 0.4%
Common Stocks 0.4%
AIA Group	10,000	101
Total Hong Kong (Cost $111)		101
HUNGARY 0.4%
Common Stocks 0.4%
OTP Bank	588	87
Total Hungary (Cost $65)		87
INDIA 10.8%
Common Stocks 10.8%
Adani Ports & Special Economic Zone	3,428	61
Apollo Hospitals Enterprise	337	32
Astral	1,669	25
AU Small Finance Bank	1,959	22
Avenue Supermarts (1)	533	22
Axis Bank, GDR (USD)	1,445	93
Bajaj Finance	8,064	96
Bharat Electronics	10,158	41
Bharti Airtel	6,843	141
BSE	457	18
Cholamandalam Investment & Finance	1,756	34
Coal India	4,191	18
Cummins India	924	53
Divi's Laboratories	1,221	103
Eternal (1)	17,065	54
Godrej Consumer Products	4,090	46
HDFC Bank, ADR (USD)	6,968	167
Hindalco Industries	4,399	45
Hindustan Aeronautics	684	33
Hindustan Unilever	2,959	65
Hyundai Motor India	2,271	52
ICICI Bank, ADR (USD)	6,747	202
Indian Hotels	1,841	14
Infosys, ADR (USD)	5,362	65
InterGlobe Aviation	375	20
Kotak Mahindra Bank	19,186	78
Larsen & Toubro, GDR (USD)	1,799	73
Mahindra & Mahindra, GDR (USD)	2,934	103
MakeMyTrip (USD) (1)	318	18
NTPC	16,763	61
Oil & Natural Gas	7,798	20
Polycab India	277	26
Power Grid Corp of India	19,274	57
Reliance Industries, GDR (USD) (2)	3,368	185
SBI Life Insurance	1,330	26

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Shriram Finance	4,353	48
State Bank of India	2,278	25
Swiggy (1)	4,653	14
Tata Consultancy Services	1,433	36
Tata Steel	17,616	35
Titan	1,757	90
Torrent Pharmaceuticals	606	33
UltraTech Cement	234	29
Varun Beverages	5,321	25
Total India (Cost $2,456)		2,504
INDONESIA 0.3%
Common Stocks 0.3%
Bank Central Asia	111,200	39
Bank Mandiri Persero	102,300	24
Total Indonesia (Cost $74)		63
KUWAIT 0.5%
Common Stocks 0.5%
Gulf Bank KSCP	24,787	28
Kuwait Finance House KSCP	10,793	28
National Bank of Kuwait	18,492	51
Total Kuwait (Cost $107)		107
MALAYSIA 0.7%
Common Stocks 0.7%
CIMB Group Holdings	64,700	125
Public Bank	29,800	38
Total Malaysia (Cost $168)		163
MEXICO 1.9%
Common Stocks 1.9%
America Movil, ADR (USD)	1,711	43
Arca Continental	2,418	28
Cemex, ADR (USD)	3,460	41
Fomento Economico Mexicano, ADR (USD)	509	65
Grupo Aeroportuario del Pacifico, Class B	1,065	23
Grupo Aeroportuario del Sureste, Class B	547	15
Grupo Financiero Banorte, Class O	3,928	45
Grupo Mexico, Series B	13,208	159
Wal-Mart de Mexico	11,497	34
Total Mexico (Cost $437)		453
NETHERLANDS 0.1%
Common Stocks 0.1%
Prosus	337	16
Total Netherlands (Cost $18)		16

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
PERU 0.9%
Common Stocks 0.9%
Credicorp (USD)	267	107
Southern Copper (USD)	538	98
Total Peru (Cost $192)		205
PHILIPPINES 0.5%
Common Stocks 0.5%
BDO Unibank	24,190	49
International Container Terminal Services	4,270	67
Total Philippines (Cost $102)		116
POLAND 0.9%
Common Stocks 0.9%
Allegro.eu (1)	2,934	35
Bank Polska Kasa Opieki	1,124	74
ORLEN	1,422	56
Powszechny Zaklad Ubezpieczen	2,177	42
Total Poland (Cost $184)		207
QATAR 0.3%
Common Stocks 0.3%
Qatar National Bank	15,535	71
Total Qatar (Cost $77)		71
SAUDI ARABIA 2.3%
Common Stocks 2.3%
Al Rajhi Bank	7,898	132
Almarai	1,384	17
Dr Sulaiman Al Habib Medical Services Group	511	32
Etihad Etisalat	2,616	43
Rasan Information Technology (1)	463	16
SABIC Agri-Nutrients	589	19
Saudi Arabian Oil	13,690	97
Saudi Awwal Bank	4,127	37
Saudi Basic Industries	2,810	37
Saudi National Bank	10,586	111
Total Saudi Arabia (Cost $574)		541
SINGAPORE 0.1%
Common Stocks 0.1%
Sea, ADR (USD) (1)	297	32
Total Singapore (Cost $26)		32
SOUTH AFRICA 2.6%
Common Stocks 2.6%
Absa Group	2,349	32
Anglogold Ashanti	1,491	113

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Aspen Pharmacare Holdings	3,461	31
Capitec Bank Holdings	341	97
Clicks Group	901	12
FirstRand	22,086	132
MTN Group	3,660	45
Naspers, Class N	1,842	97
Valterra Platinum	648	49
Total South Africa (Cost $654)		608
SOUTH KOREA 19.6%
Common Stocks 18.3%
Celltrion	489	63
DB Insurance	185	20
Doosan Enerbility (1)	540	25
Hana Financial Group	585	51
Hanwha Aerospace	150	96
HD Hyundai Electric	50	23
HD Hyundai Heavy Industries	81	27
HD Korea Shipbuilding & Offshore Engineering	88	23
Hyosung Heavy Industries	11	18
Hyundai Mobis	96	31
Hyundai Motor	294	78
Hyundai Rotem	163	15
KB Financial Group, ADR (USD)	1,048	123
Kia	711	64
Korea Electric Power, ADR (USD)	1,463	17
KT&G	214	27
LG Chem	423	75
LG Electronics	590	65
LG Energy Solution (1)	91	21
LS Electric	187	24
NAVER	236	34
POSCO Holdings, ADR (USD)	1,306	69
Samsung Biologics (1)	60	62
Samsung C&T	173	40
Samsung Electronics	7,088	1,234
Samsung Electronics, GDR (USD)	70	300
Samsung Fire & Marine Insurance	76	33
Samsung Heavy Industries (1)	1,308	19
Samsung Life Insurance	216	45
Shinhan Financial Group, ADR (USD)	915	64
SK	121	45
SK Hynix	1,113	1,264
SK Square	195	134
Woori Financial Group	1,317	31
		4,260

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Preferred Stocks 1.3%
Samsung Electronics	2,348	295
Total South Korea (Cost $3,708)		4,555
TAIWAN 26.7%
Common Stocks 26.7%
Accton Technology	2,000	130
Airtac International Group	1,000	40
ASE Technology Holding, ADR (USD)	5,547	195
Asustek Computer	1,000	25
Bizlink Holding	1,000	64
Cathay Financial Holding	27,000	84
Chunghwa Telecom, ADR (USD)	1,114	47
CTBC Financial Holding	46,000	92
Delta Electronics	5,000	246
E.Sun Financial Holding	49,000	58
Elite Material	1,000	143
First Financial Holding	23,000	26
Fubon Financial Holding	22,000	88
Hon Hai Precision Industry, GDR (USD)	14,273	218
Jentech Precision Industrial	1,000	104
KGI Financial Holding	42,000	40
Lotes (1)	1,000	56
MediaTek	3,000	320
Mega Financial Holding	22,000	36
Quanta Computer	3,000	27
SinoPac Financial Holdings	18,360	23
Taiwan Semiconductor Manufacturing	41,000	3,032
Taiwan Semiconductor Manufacturing, ADR (USD)	1,927	779
TS Financial Holding	31,310	34
Unimicron Technology	6,000	141
United Microelectronics	11,000	41
Wistron	5,000	27
Yageo	3,000	45
Yuanta Financial Holding	22,000	46
Total Taiwan (Cost $5,191)		6,207
THAILAND 1.1%
Common Stocks 1.1%
Advanced Info Service	3,200	36
CP ALL	22,800	33
Gulf Development	8,400	17
PTT	25,000	29
PTT Exploration & Production	3,500	15
Siam Cement	4,100	31
Thai Oil	44,300	87

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
WHA	143,400	21
Total Thailand (Cost $233)		269
TURKIYE 0.4%
Common Stocks 0.4%
Akbank TAS	14,384	19
Aselsan Elektronik Sanayi Ve Ticaret	2,723	20
BIM Birlesik Magazalar	3,552	29
KOC Holding	3,754	15
Turkcell Iletisim Hizmetleri	5,595	12
Total Turkiye (Cost $104)		95
UNITED ARAB EMIRATES 0.8%
Common Stocks 0.8%
Abu Dhabi Commercial Bank	14,242	58
Adnoc Gas	21,405	19
Emirates Telecommunications Group	9,285	52
First Abu Dhabi Bank	11,251	59
Total United Arab Emirates (Cost $180)		188
UNITED KINGDOM 0.2%
Common Stocks 0.2%
Glencore (1)	5,841	43
Total United Kingdom (Cost $41)		43
UNITED STATES 0.1%
Common Stocks 0.1%
Coupang (1)	866	14
Total United States (Cost $16)		14
VIETNAM 0.2%
Common Stocks 0.2%
Hoa Phat Group	33,660	28
Mobile World Investment	9,600	25
Total Vietnam (Cost $62)		53
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 3.62% (3)	47,293	47
Total Short-Term Investments (Cost $47)		47
Total Investments 99.7% of Net Assets (Cost $21,538)		$23,175
Other Assets Less Liabilities 0.3%		79
Net Assets 100.0%		$23,254

‡
Country classifications are generally based on MSCI categories or another unaffiliated third party data provider;
Shares are denominated in the currency of the country presented unless otherwise noted.

(1)	Non-income producing

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

July 31, 2026 Unaudited

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $185 and represents 0.8% of net assets.

(3)	Seven-day yield

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Equity Research ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,900	$19,933	$—	$22,833
Preferred Stocks	—	295	—	295
Short-Term Investments	47	—	—	47
Total	$2,947	$20,228	$—	$23,175
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1252-054Q3
07/26